Basis of Preparation	12 Months Ended
Dec. 31, 2020
Basis of Preparation
Basis of Preparation
2.	Basis of Preparation

The Group’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”), issued by the International Accounting Standards Board (“IASB”) and related interpretations issued by the IFRS Interpretations Committee.

The consolidated financial statements have been prepared on a going concern basis, applying a historical cost convention, unless otherwise indicated. They are prepared and reported in thousands of Euro (“€ thousand”) except where otherwise stated. Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Group information

Lilium GmbH is the ultimate parent of the Lilium Group; its subsidiaries are as follows:

			% equity interest owned by
			Lilium GmbH
	Country of	Date of
Name	incorporation	incorporation	12/31/2020	12/31/2019	01/01/2019
Lilium Aviation Inc.	United States	July 1, 2020	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%

Principles of consolidation

The consolidated financial statements incorporate the financial positions and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as Lilium GmbH, using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

Segment

The Group operates its business as a single operating segment, which is also its reporting segment. An operating segment is defined as a component of an entity for which discrete financial information is available and whose results of operations are regularly reviewed by the chief operating decision maker. The Group’s chief operating decision maker is the Chief Executive Officer, who reviews results of operations to make decisions about allocating resources and assessing performance based on consolidated financial information.

Foreign currency

The Group’s consolidated financial statements are presented using the Euro, which is the Company’s functional currency. All of the Group’s foreign subsidiaries’ functional currency is the local currency. Lilium translates the financial statements of these subsidiaries to Euro using year-end exchange rates for assets and liabilities, and average exchange rates for income and expenses. Adjustments resulting from translating foreign functional currency financial statements into Euro are recorded as a separate component on the consolidated statements of comprehensive income.

Monetary assets and liabilities that are denominated in currencies other than the respective functional currencies are remeasured at the foreign currency rates as of the reporting date. Foreign currency transaction gains and losses from the remeasurement are included in other income and other expenses, as appropriate, in the consolidated statements of operations for the period.